Shares in group companies	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2023	2022

On January 1	10,338	26,042

Restated opening balance 1)	-	(12,795)

On January 1 (restated)	10,338	13,247

Capital contributions and acquisitions	3,752	36

Dividend received	(6,613)	(1,634)

Net result for the financial year	(65)	(411)

Revaluations	1,124	(900)

On December 31	8,536	10,338

1
Opening balance as per January 1, 2022, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.

Capital contributions and acquisitions relates to executed capital contributions from the parent company to the business units and also reflects the impact of legal changes within the Group. The movement in 2023 is predominantly reflecting the completion of the combination with a.s.r. Dividend received is reflecting the upstream of dividends from the business units to the parent company. The movement in 2023 is largely related to the upstream of the proceeds from the divestment of Aegon the Netherlands.
For a list of names and locations of the most important group companies, see note 43 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Dutch Civil Code has been registered with the Commercial Register of The Hague.